Redeemable Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock consisted of the following (in thousands, except per share amounts) as of March 31, 2022 and December 31, 2021:

	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	$1.6427	35,199,610	35,199,610	$57,408	$57,822
Series B	$1.6427	64,534,944	64,534,933	$114,425	$106,012

Total		99,734,554	99,734,543	$171,833	$163,834

The Company’s redeemable convertible preferred stock consisted of the following (in thousands, except per share amounts):

	December 31, 2021
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	$1.6427	35,199,610	35,199,610	$57,408	$57,822
Series B	$1.6427	64,534,944	64,534,933	$114,425	$106,012

Total		99,734,554	99,734,543	$171,833	$163,834

	December 31, 2020
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	$1.6427	35,199,610	35,199,610	$57,408	$57,822
Series B	$1.6427	64,534,944	23,748,457	$32,254	$39,012

Total		99,734,554	58,948,067	$89,662	$96,834